UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number        811-07596

Name of Fund:                             The Southern Africa Fund, Inc.

Fund Address:                             1055 Washington Boulevard
                                          Stamford CT 06901

Name and address of agent for service:
                                          Hendrik du Toit, President,
                                          The Southern Africa Fund, Inc.
                                          1055 Washington Boulevard, 3rd Floor,
                                          Stamford CT 06901.

Mailing address:                          Hendrik du Toit, President,
                                          The Southern Africa Fund, Inc.
                                          1055 Washington Boulevard, 3rd Floor,
                                          Stamford CT 06901.

Registrant's telephone number,            (203) 3240010

Date of fiscal year end:                  November 30, 2003

Date of reporting period:                 December 1, 2002 - May 31, 2003


Item 1 - Appended Semi-Annual Report May 31, 2003

Item 2 - Code of Ethics - Not required for this Semi-annual report filing

Item 3 - Audit Committee and Financial Expert - Not required for this Semi-Annual Report filing

Item 4 - Principal Accountant Fees and Services - Not required for this Semi-Annual Report filing

Items 5-6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required for this Semi-Annual Report filing

Item 8 - Reserved

Item 9   Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

(a) -    Code of Ethics - Not required in this filing

(b) -    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act.-
Attached hereto Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Southern Africa Fund, Inc.

         By:  /s/ Hendrik du Toit
              -------------------
              Hendrik du Toit,
              President of
              Southern Africa Fund, Inc.

         Date: July 21 , 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By:  /s/ Hendrik du Toit
              -------------------
              Hendrik du Toit,
              President of
              Southern Africa Fund, Inc.

         Date: July 21, 2003


         By:  /s/ Kim McFarland
              -------------------
              Kim McFarland,
              Treasurer & Chief Financial Officer of
              Southern Africa Fund, Inc.

         Date: July 21, 2003





The Southern Africa Fund
Semi-Annual Report
May 31, 2003


[GRAPHIC OMITTED]


[LOGO] Investec
Asset Management

-------------------------------------------------------------------------------
Letter to shareholders
-------------------------------------------------------------------------------

Letter to shareholders

Dear Shareholder

This report provides investment results and market commentary for The Southern Africa Fund (the "Fund") for the semi-annual reporting period ended May 31st 2003.

Investment objective and policies

The Fund seeks long-term capital appreciation through investment in equity and fixed income securities of Southern African issuers.

Investment Results

The following table provides performance for the Fund and its benchmark, the Johannesburg Stock Exchange (JSE) All-Share Index, for the three, six and twelve month periods ended May 31, 2003.

-------------------------------------------------------------------------------
Investment Results*
Periods ended May 31st 2003        3 Months        6 Months        12 Months
-------------------------------------------------------------------------------
The Southern Africa Fund (NAV)       4.53%          6.74%            0.97%
-------------------------------------------------------------------------------
Johannesburg Stock Exchange (JSE)
All-Share Index                       5.1%           5.9%            -2.9%
-------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) as of May 31st 2003. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged Johannesburg Stock Exchange (JSE) All-Share Index is a free float capitalization-weighted index covering 99% by market capitalization of the Johannesburg Stock Exchange. The index reflects no fees or expenses. The index's returns are expressed in U.S. dollars. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.


The Fund underperformed its benchmark index over the three-month period as a result of its relative underweighting in resource stocks, which performed well over the period. This relatively low exposure to the sector aided relative returns over the six and twelve month periods with relative returns being further helped by a high exposure to banks, which did well against the market. Further individual stock selection also made a positive contribution to returns over the longer periods.

Appointment of a new investment manager and new investment strategy

The Board of Directors (the "Board") approved Investec Asset Management U.S. Limited ("Investec"), an indirect wholly-owned subsidiary of a leading South African investment adviser, in late April 2003, as the new securities investment manager of the Fund. At the same


_______________________________________________________________________________

The Southern Africa Fund 1

-------------------------------------------------------------------------------
Letter to shareholders
-------------------------------------------------------------------------------

Letter to shareholders

time the Board accepted Investec's proposal to manage the Fund in closed-end form as an "enhanced" index fund investing in South African securities by tracking the FTSE/JSE Capped Top 40 Index. The appointment of Investec is subject to shareholder approval at the shareholder meeting to be held in August. Proxy documents giving full details were mailed to all shareholders in early July 2003.

In the meantime, we thank you for your continued interest and investment in the Fund.

Sincerely


/s/ Professor Dennis Davis

Professor Dennis Davis
Chairman



/s/ Mark Breedon

Mark Breedon
Portfolio Manager


[PHOTO]    Professor Dennis Davis

[PHOTO]    Mark Breedon

Mark H. Breedon, Portfolio Manager has over 25 years of investment experience.


_______________________________________________________________________________

2 The Southern Africa Fund

-------------------------------------------------------------------------------
Portfolio summary
-------------------------------------------------------------------------------

Portfolio summary
May 31, 2003



SECTOR BREAKDOWN
    38.6%  Industrials
    26.8%  Financials                         [PIE CHART OMITTED]
    32.1%  Resources

     2.5%  Short-Term


_______________________________________________________________________________

The Southern Africa Fund 3

-------------------------------------------------------------------------------
Ten largest holdings
-------------------------------------------------------------------------------

Ten largest holdings
May 31, 2003


                                                                  Percent of
Company                                      U.S. $ Value         Net Assets
-------------------------------------------------------------------------------
Anglo American Plc.                          $  6,182,016            11.0%
BHP Billiton Plc.                               4,453,356             7.9
ABSA Group Ltd.                                 3,270,047             5.8
Sasol Ltd.                                      3,168,803             5.7
MTN Group Ltd.                                  2,847,248             5.1
SABMiller Plc.                                  2,819,874             5.0
Standard Bank Investment Corp. Ltd.             2,562,372             4.6
Compagnie Financiere Richemont AG               2,045,608             3.7
FirstRand Ltd.                                  1,910,600             3.4
Remgro Ltd.                                     1,798,790             3.2
                                             $ 31,058,714            55.4%


_______________________________________________________________________________

4 The Southern Africa Fund

-------------------------------------------------------------------------------
Portfolio of investments
-------------------------------------------------------------------------------

Portfolio of investments
May 31, 2003 (unaudited)


Company                                                  Shares     US $ Value
-------------------------------------------------------------------------------
COMMON STOCK-97.4%

Botswana-3.2%
Industrials-3.2%
Non-Cyclical Consumer Goods-3.2%
Sechaba Breweries Ltd.                                1,158,000   $  1,796,753
                                                                  ------------
Total Botswanan Securities
  (cost $904,123)                                                    1,796,753
                                                                  ------------
Namibia-0.5%
Industrials-0.5%
Non-Cyclical Consumer Goods-0.5%
Namibia Breweries Ltd.                                1,000,000        279,588
                                                                  ------------
Total Namibian Securities
  (cost $574,506)                                                      279,588
                                                                  ------------
South Africa-92.7%
Financials-26.8%
Banks-15.9%
ABSA Group Ltd.                                         763,000      3,270,047
FirstRand Ltd.                                        2,132,545      1,910,600
Nedbank Ltd.                                             84,544        956,006
RMB Holdings Ltd.                                       173,700        227,713
Standard Bank Investment Corp. Ltd.                     640,597      2,562,372
                                                                  ------------
                                                                     8,926,738
                                                                  ------------
Investment Companies-5.6%
Remgro Ltd.                                             236,727      1,798,790
Venfin Ltd. (a)                                         631,400      1,325,167
                                                                  ------------
                                                                     3,123,957
                                                                  ------------
Life Assurance-5.3%
Liberty Group Ltd. (a)                                  154,531        931,309
Old Mutual Plc.                                       1,170,200      1,651,866
Sanlam Ltd.                                             461,500        375,621
                                                                  ------------
                                                                     2,958,796
                                                                  ------------
                                                                    15,009,491
                                                                  ------------


_______________________________________________________________________________

The Southern Africa Fund 5

-------------------------------------------------------------------------------
Portfolio of investments
-------------------------------------------------------------------------------

Portfolio of investments
May 31, 2003 (unaudited)



Company                                                  Shares     US $ Value
-------------------------------------------------------------------------------
Industrials-33.8%
Basic Industries-2.6%
African Oxygen Ltd.                                     100,000   $    175,830
Iscor Ltd.                                              162,186        322,455
Murray & Roberts Holdings Ltd.                          172,500        248,433
Sappi Ltd.                                               57,190        696,438
                                                                  ------------
                                                                     1,443,156
                                                                  ------------
Cyclical Consumer Goods-6.4%
Compagnie Financiere Richemont AG                     1,281,100      2,045,608
Steinhoff International Holdings Ltd.                 1,875,181      1,549,534
                                                                  ------------
                                                                     3,595,142
                                                                  ------------
Cyclical Services-6.9%
Bidvest Group Ltd.                                      150,000        777,255
Massmart Holdings Ltd.                                  540,373      1,322,806
Naspers Ltd                                             571,748      1,776,156
                                                                  ------------
                                                                     3,876,217
                                                                  ------------
General Industrials-2.2%
Barloworld Ltd.                                         174,600      1,236,675
                                                                  ------------
Information Technology-0.1%
AST Group Ltd. (a)                                    3,712,340         64,582
                                                                  ------------
Non-Cyclical Consumer Goods-8.3%
Anglovaal Industries, Ltd.                              877,500      1,607,241
SABMiller Plc.                                          421,100      2,819,874
Tiger Brands Ltd.                                        30,100        249,102
                                                                  ------------
                                                                     4,676,217
                                                                  ------------
Non-Cyclical Services-7.3%
Johnnic Holdings Ltd. (a)                                25,700        163,189
MTN Group Ltd. (a)                                    1,672,509      2,847,248
Pick 'n Pay Stores Ltd.                                 648,129      1,087,255
                                                                  ------------
                                                                     4,097,692
                                                                  ------------
                                                                    18,989,681
                                                                  ------------
Resources-32.1%
Gold Mining-4.4%
AngloGold Ltd.                                           43,932      1,239,751
Gold Fields Ltd.                                        112,614      1,259,422
                                                                  ------------
                                                                     2,499,173
                                                                  ------------
Oil & Gas-5.7%
Sasol Ltd.                                              271,000      3,168,803
                                                                  ------------


_______________________________________________________________________________

6 The Southern Africa Fund

-------------------------------------------------------------------------------
Portfolio of investments
-------------------------------------------------------------------------------

Portfolio of investments
May 31, 2003 (unaudited)

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)   U.S. $ Value
-------------------------------------------------------------------------------
Other Mineral Extract & Mines-19.0%
Anglo American Plc.                                     396,415   $  6,182,016
BHP Billiton Plc.                                       848,251      4,453,356
                                                                  ------------
                                                                    10,635,372
                                                                  ------------
Platinum-3.0%
Impala Platinum Holdings Ltd.                            27,906      1,699,143
                                                                  ------------
                                                                    18,002,491
                                                                  ------------
Total South African Securities
  (cost $45,954,380)                                                52,001,663
                                                                  ------------
Zambia-1.0%
Industrials-1.0%
Non-Cyclical Consumer Services-1.0%
British American Tobacco-(Zambia) Plc.               16,079,032        470,598
National Breweries Ltd.                               2,000,000         83,682
                                                                  ------------
Total Zambian Securities
  (cost $896,168)                                                      554,280
                                                                  ------------
Zimbabwe-0.0%
Industrials-0.0%
Non-Cyclical Services-0.0%
OK Zimbabwe Ltd.                                        710,000          1,883
                                                                  ------------
Total Zimbabwean Securities
  (cost $5,414)                                                          1,883
                                                                  ------------
Total Common Stocks
  (cost $48,334,591)                                                54,634,167
                                                                  ------------
SHORT TERM INVESTMENT-2.5%
Time Deposit-2.5%
ING
  1.36% , 06/02/03
  (cost $1,400,000)                                     $ 1,400      1,400,000
                                                                  ------------
TOTAL INVESTMENTS-99.9%
  (cost $49,734,591)                                                56,034,167
Other assets less liabilities-0.1%                                      32,383
                                                                  ------------
Net Assets-100%                                                   $ 56,066,550
                                                                  ============


(a)  Non-income producing security.

     See notes to financials statements.

_______________________________________________________________________________

The Southern Africa Fund 7

-------------------------------------------------------------------------------
Statement of assets and liabilities
-------------------------------------------------------------------------------

Statement of assets and liabilities
May 31, 2003 (unaudited)

ASSETS
Investments in securities, at value (cost $49,734,591)            $ 56,034,167
Cash                                                                    17,157
Foreign cash, at value (cost $77,397)                                   74,989
Receivable for investment securities sold                            1,400,050
Dividends and interest receivable                                       54,019
                                                                  ------------
Total assets                                                        57,580,382
                                                                  ------------
LIABILITIES
Payable for investment securities purchased                          1,400,000
Management fee payable                                                  87,235
Forward foreign exchange contracts payable                              12,490
Administrative fee payable                                               6,909
Accrued expenses                                                         7,198
                                                                  ------------
Total liabilities                                                    1,513,832
                                                                  ------------
Net assets                                                        $ 56,066,550
                                                                  ============
COMPOSITION OF NET ASSETS
Common stock, at par                                              $     43,371
Additional paid-in capital                                          57,855,550
Accumulated net investment loss                                     (1,184,230)
Accumulated net realized loss on investments and foreign
  currency transactions                                             (6,947,452)
Net unrealized appreciation of investments and foreign
  currency denominated assets and liabilities                        6,299,311
                                                                  ------------
                                                                  $ 56,066,550
                                                                  ============
NET ASSET VALUE PER SHARE
  (based on 4,337,126 shares outstanding)                         $      12.93
                                                                  ============


See notes to financial statements.


_______________________________________________________________________________

8 The Southern Africa Fund

-------------------------------------------------------------------------------
Statement of operations
-------------------------------------------------------------------------------

Statement of operations
Six months ended May 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $33,818)                             $   914,609
Interest                                                29,310     $   943,919
                                                   -----------
EXPENSES
Legal                                                  368,531
Management fee                                         196,829
Directors' fees and expenses (a)                       172,813
Custodian                                               99,067
Printing                                                54,932
Audit                                                   41,385
Administrative fee                                      40,313
Transfer agency                                         10,590
Miscellaneous                                           31,391
                                                   -----------
Total expenses                                                       1,015,851
                                                                   -----------
Net investment loss                                                    (71,932)
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                           (3,137,484)
  Foreign currency transactions                                        158,342
Net change in unrealized appreciation/
  depreciation of:
  Investments                                                        6,479,953
  Foreign currency denominated assets and
    liabilities                                                           (349)
                                                                   -----------
Net gain on investments and foreign currency
transactions                                                         3,500,462
                                                                   -----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 3,428,530
                                                                   ===========


(a)  Directors' fees and expenses are paid to disinterested Directors only.

     See notes to financial statements.


_______________________________________________________________________________

The Southern Africa Fund 9

-------------------------------------------------------------------------------
Statement of changes in net assets
-------------------------------------------------------------------------------

Statement of changes in net assets

                                                   Six Months
                                                      Ended        Year Ended
                                                  May 31, 2003    November 30,
                                                   (unaudited)        2002
                                                  ============    ============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)                      $    (71,932)   $    437,328
Net realized loss on investments and foreign
  currency transactions                             (2,979,142)     (1,464,796)
Net change in unrealized appreciation/
  depreciation of investments and foreign
  currency denominated assets and liabilities        6,479,604       6,875,879
                                                  ------------    ------------
Net increase in net assets from operations           3,428,530       5,848,411

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                               (1,214,396)       (542,142)
                                                  ------------    ------------
Total increase                                       2,214,134       5,306,269
                                                  ------------    ------------
NET ASSETS:
Beginning of period                                 53,852,416      48,546,147
                                                  ------------    ------------
End of period                                     $ 56,066,550    $ 53,852,416
                                                  ============    ============


See notes to financial statements.


_______________________________________________________________________________

10 The Southern Africa Fund

-------------------------------------------------------------------------------
Notes to financial statements
-------------------------------------------------------------------------------

Notes to financial statements
May 31, 2003 (unaudited)


NOTE A

Significant Accounting Policies

The Southern Africa Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on March 25, 1993 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund commenced operations on March 7, 1994. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of asset and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies of the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Fund's Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains and losses realized


_______________________________________________________________________________

The Southern Africa Fund 11

-------------------------------------------------------------------------------
Notes to financial statements
-------------------------------------------------------------------------------

Notes to financial statements
May 31, 2003 (unaudited)


between the trade and settlement dates on foreign transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable tax requirements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Management and Administrative Fees

Under the terms of the Investment Management Agreement, the Fund pays Investec Asset Management U.S. Limited (the "Investment Manager") a fee, calculated and paid quarterly, equal to an annualized rate of .30 of 1% of the average weekly net assets of the Fund during the month.

Under the terms of the Administrative Agreement, the Fund paid Princeton Administrators, L.P. (the "Administrator") a monthly fee equal to the annualized rate of .15 of 1% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly. The Administrator


_______________________________________________________________________________

12 The Southern Africa Fund

-------------------------------------------------------------------------------
Notes to financial statements
-------------------------------------------------------------------------------

Notes to financial statements
May 31, 2003 (unaudited)


prepares certain financial and regulatory reports for the Fund and provides clerical and other services.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding U.S. government securities and short term investments) aggregated $10,032,455 and $10,572,235, respectively, for the six months ended May 31, 2003. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 2003.

At May 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $9,309,373 and gross unrealized depreciation of investments was $3,009,797 resulting in net unrealized appreciation of $6,299,576 (excluding foreign currency transactions).

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

At May 31, 2003, the Fund had no outstanding forward exchange currency contracts.


_______________________________________________________________________________

The Southern Africa Fund 13

-------------------------------------------------------------------------------
Notes to financial statements
-------------------------------------------------------------------------------

Notes to financial statements
May 31, 2003 (unaudited)


NOTE D

Distributions To Common Shareholders

The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. The tax character of the distributions paid during the fiscal year ended November 30, 2002 and November 30, 2001 were as follows:

                                                   2002            2001
                                               ============    ============
Distributions paid from:
  Ordinary income                              $    542,142    $  1,360,031
  Long term capital gains                                -0-      5,894,383
                                               ------------    ------------
Total taxable distributions                         542,142       7,254,414
                                               ------------    ------------
Total distributions paid                       $    542,142    $  7,254,414
                                               ============    ============


As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Undistributed ordinary income                                  $    932,414
Accumulated capital and other losses                             (3,765,528)(a)
Unrealized appreciation/(depreciation)                           (1,213,391)(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $ (4,046,505)
                                                               ============


(a) On November 30, 2002, the Fund had a net capital loss carryforward of $3,765,528 of which $1,920,066 expires in the year 2009, and $1,845,462 expires in 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

NOTE E

Capital Stock

There are 100,000,000 shares of $.01 par value capital stock authorized. At May 31, 2003, 4,337,126 shares of common stock were outstanding.

NOTE F

Concentration of Risk

Investment in securities of foreign companies involves special risks, which include the possibility of future political and economic developments, which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies.


_______________________________________________________________________________

14 The Southern Africa Fund

-------------------------------------------------------------------------------
Financial highlights
-------------------------------------------------------------------------------

Financial highlights
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                             Six Months
                                                  Ended                       Year Ended November 30,
                                           May 31, 2003  ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.42       $11.19       $14.72       $16.80       $12.20       $19.01

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.02)(a)      .10(a)       .14(a)       .11(a)       .08(a)       .16
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions                                  0.81         1.26        (2.08)       (2.14)        4.90        (3.96)
Net increase (decrease) in net asset
  value from operations                         0.79         1.36        (1.94)       (2.03)        4.98        (3.80)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.28)        (.13)        (.30)        (.05)        (.05)        (.15)
Distributions in excess of net
  investment income                               -0-          -0-          -0-          -0-          -0-        (.27)
Distribution from net realized gain on
  investments                                     -0-          -0-       (1.29)          -0-          -0-       (2.59)
Distribution in excess of net realized
  gain on investments                             -0-          -0-          -0-          -0-        (.30)          -0-
Tax return of capital                             -0-          -0-          -0-          -0-        (.03)          -0-
Total dividends and distributions               (.28)        (.13)       (1.59)        (.05)        (.38)       (3.01)
Net asset value, end of period                $12.93       $12.42       $11.19       $14.72       $16.80       $12.20
Market value, end of period                   $11.51       $10.15        $9.00       $11.25       $13.31       $10.06

TOTAL RETURN
Total investment return based on: (b)
  Market value                                 16.27%       14.35%       (6.87)%     (15.24)%      37.53%      (18.11)%
  Net asset value                               6.74%       12.54%      (13.23)%     (12.11)%      43.15%      (19.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $56,067      $53,852      $48,546      $67,181      $80,759      $73,277
Ratio to average net assets of:
  Expenses                                      3.77%(c)     2.80%        2.39%        1.93%        2.39%        2.10%
  Net investment income                         (.27)%(c)     .89%        1.07%         .60%         .57%         .95%
Portfolio turnover rate                           19%          60%          45%          47%          55%          86%



(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


_______________________________________________________________________________

The Southern Africa Fund 15

-------------------------------------------------------------------------------
Investec Asset Management
-------------------------------------------------------------------------------

Investec Asset Management


The investment manager is a wholly owned subsidiary of Investec Asset
Management.

Investec Asset Management is a specialist international investment management organization with offices in the United States, United Kingdom, Southern Africa, Hong Kong, Ireland and the Channel Islands. We employ more than 750 people, including over 80 investment professionals. We manage assets in excess of US$26.5bn (as at March 31, 2003) on behalf of individuals, retirement funds, governments, corporations and other institutions.

As a team we focus on and measure our success by meeting and exceeding the wealth preservation needs of our clients. We are committed to achieving consistently excellent investment performance and delivering superior client service. We are passionate about creating smart, relevant investment solutions that benefit our clients.

Investec Asset Management is a wholly owned subsidiary of the Investec Group. The London and Johannesburg listed Group is represented in 14 countries. Operations focus on four key areas: Investment Banking, Treasury and Finance Group, Private Client Activities, and Asset Management and Assurance Activities.


_______________________________________________________________________________

16 The Southern Africa Fund

-------------------------------------------------------------------------------
Board of directors
-------------------------------------------------------------------------------

Board of directors

Norman S. Bergel
Prof. Dennis Davis(1)
Gloria T. Serobe(1)
Gerrit Smit
Peter G.A. Wrighton(1)

Officers

Hendrik du Toit, President
Thabo Khojane, Vice President
Mark Breedon, Vice President
Royce Brennan, Secretary
Kim McFarland, Treasurer & Chief Financial Officer
Grant Cameron, Controller & Chief Accounting Officer


Administrator

Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-8095

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY10036

Dividend Paying Agent, Transfer Agent and Registrar

The Bank of New York
101 Barclay Street
New York, NY 10286


(1)  Member of the Audit Committee.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock on the open market.

This report, including the financial statements herein, is transmitted to the shareholders of The Southern Africa Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


_______________________________________________________________________________

The Southern Africa Fund 17

-------------------------------------------------------------------------------
Summary of general information
-------------------------------------------------------------------------------

Summary of general information


Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 432-8224. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Inc., Morningstar, Inc. and Bloomberg.

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers. The Fund's NYSE trading symbol is "SOA". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal and each Sunday in The New York Times and other newspapers in a table called "Closed-End Funds".

Dividend Reinvestment Plan

A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains distributions in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call The Bank of New York at (800) 432-8224.


_______________________________________________________________________________

18 The Southern Africa Fund

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